Personnel Figures (Tables)	12 Months Ended
Dec. 31, 2017
Number And Average Number Of Employees [Abstract]
Summary of Number of Employees

The Group personnel, including that of subsidiaries and jointly-controlled companies in the five Latin American countries where the Group is present, is distributed as follows as of December 31, 2017 and 2016:

	As of and for the year ended 12-31-2017
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total	Average for the Year
Chile	24	772	27	823	842
Argentina	-	23	2	25	25
Total	24	795	29	848	867
	As of and for the year ended 12-31-2016
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total	Average for the Year
Chile	25	798	34	857	910
Argentina	-	26	-	26	27
Total	25	824	34	883	937